Share-Based Payments - Summary Of Measurement Of The Fair Value Of The Service-Based And Exit-Value Based Components (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 EUR (€) yr $ / shares
Phantom Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €		€ 1,352.74
Share price at grant date		€ 5,192.46
Exercise price		€ 3,937.72
Expected volatility (weighted-average)		37.66%
Required Exit Value | €		€ 2,100,000,000
Phantom Option Plan [Member] | Sevice Based Phantom Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term | yr		2.47
Phantom Option Plan [Member] | Exit Value Based Phantom Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term | yr		2.06
Omnibus Stock Plan [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation model	Black-Scholes model
Share price at grant date	$ 27.00
Exercise price	$ 27.00
Expected volatility (weighted-average)	37.33%
Expected term | yr	6.5
Risk free interest rate, share options granted	1.03%